THOMAS E. BISSET

DIRECT LINE: 202.383.0118

E-mail: thomas.bisset@sutherland.com

July 28, 2008

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	COUNTRY Investors Life Assurance Company and
COUNTRY Investors Variable Annuity Account
(File No. 333-104424)

Commissioners:

On behalf of COUNTRY Investors Life Assurance Company and COUNTRY Investors Variable Annuity Account (the “Account”), we have attached for filing Post-Effective Amendment No. 8 (the “Amendment”) to the Account’s Registration Statement on Form N-4 for certain flexible premium deferred variable annuity contracts (the “Contracts”).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, to add a new prospectus and statement of additional information for an enhanced version of the Contract. The enhanced version of the Contract, which will replace the current version, adds an optional retirement security rider that offers Contract owners a choice of a guaranteed minimum income benefit option or a guaranteed minimum accumulation benefit option. The Amendment also includes changes in the underlying funds available under the Contract.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0118.

Sincerely,

/S/ THOMAS E. BISSET

Thomas E. Bisset

Attachment

cc:	Virginia Eves
Jennifer Morgan